OTHER INCOME	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
OTHER INCOME

3. OTHER INCOME

During the three and nine months ended June 30, 2024, the Company earned interest income of $38,372 and $109,559, respectively, on its cash held at a financial institution. During the three and nine months ended June 30, 2023, the Company earned interest income of $1,753.

3. OTHER INCOME

During the year ended September 30, 2023, the Company earned interest income of $32,994 on its cash held at a financial institution. During the period from Inception through September 30, 2022, the Company was awarded a grant for 200 hours of subject matter expert support at Idaho National Laboratory (“INL”) as part of the National Reactor Innovation Center (“NRIC”) Resource Team program which amounted to $28,000. NRIC is a national U.S. Department of Energy program led by the INL, allowing collaborators to harness the world-class capabilities of the U.S. National Laboratory System. All amounts related to this grant have been earned as of September 30, 2022.